ING PILGRIM [LOGO]                                                 Annual Report

                               February 28, 2001

                                                                   PILGRIM
                                                                   SENIOR
                                                                   INCOME
                                                                   FUND

                           Pilgrim Senior Income Fund


                                  ANNUAL REPORT

                                February 28, 2001


                                Table of Contents

     Report of Independent Auditors ................................     3
     Portfolio of Investments ......................................     4
     Statement of Assets and Liabilities ...........................     7
     Statement of Operations .......................................     8
     Statement of Changes in Net Assets ............................     9
     Statement of Cash Flows .......................................    10
     Financial Highlights ..........................................    11
     Notes to Financial Statements .................................    12

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
Report of Independent Auditors
--------------------------------------------------------------------------------
To the Shareholder and Board of Trustees

Pilgrim Senior Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of invest- ments, of the Pilgrim Senior Income Fund as of February 28, 2001, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the period from December 15, 2000 (incep-tion) to February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evalu- ating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian and other appropriate auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pilgrim Senior Income Fund as of February 28, 2001 and the results of its operations, changes in its net assets, cash flows and financial highlights for the period from December 15, 2000 to February 28, 2001 in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Los Angeles, California
March 23, 2001

                           Pilgrim Senior Income Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2001
--------------------------------------------------------------------------------
Senior Loans

                                                                    Bank Loan
                                                                    Ratings+
Principal Amount    Borrower/Tranche Description                Moody's    S&P        Value
----------------    ----------------------------                -------   ------    -----------
Building and Real Estate: 9.6%
                    KSL Recreation Group, Inc.                    Ba3        B+
  $3,000,000        Term Loan, maturing December 21, 2006                           $ 3,011,250

                    Southdown, Inc.                               Baa3      BBB-
   3,000,000        Term Loan, maturing December 20, 2001                             2,990,625

                    Washington Group International, Inc.          Ba1       BBB-
   2,992,481        Term Loan, maturing July 7, 2007                                  2,992,481
                                                                                    -----------
                                                                                      8,994,356
                                                                                    -----------
Cellular: 15.0%
                    Airgate PCS                                    B2        B-
     175,896        Term Loan Maturing, June 6, 2007                                    174,796
     547,231        Term Loan Maturing, September 30, 2008                              543,811

                    American Cellular Corp.                       Ba3       BB-
   1,400,000        Term Loan, maturing March 31, 2008                                1,397,666
   1,600,000        Term Loan, maturing March 31, 2009                                1,597,333

                    Dobson Operating Co., LLC                     Ba3       BB-
   2,500,000        Term Loan, maturing December 31, 2007                             2,482,293

                    Nextel Finance                                Ba2       BB-
   3,000,000        Term Loan, maturing March 31, 2009                                2,981,421

                    Voicestream Wireless                           B1        B+
   2,500,000        Term Loan, maturing February 25, 2008                             2,471,995

                    Western Wireless                              Ba2        BB
   2,500,000        Term Loan, maturing March 31, 2008                                2,481,250
                                                                                    -----------
                                                                                     14,130,565
                                                                                    -----------
Chemicals, Plastics and Rubber: 2.1%
                    Hercules Inc.                                 Ba1        BB
   1,998,926        Term Loan, maturing October 15, 2003                              1,977,687
                                                                                    -----------
                                                                                      1,977,687
                                                                                    -----------
Data & Internet Services: 2.7%
                    Mcleod USA, Inc.                              Ba2       BB-
   2,500,000        Term Loan, maturing May 31, 2008                                  2,509,375
                                                                                    -----------
                                                                                      2,509,375
                                                                                    -----------
Diversified / Conglomerate Manufacturing: 2.1%
                    SPX Corporation                               Ba2       BB+
   2,000,000        Term Loan, maturing December 31, 2007                             2,017,500
                                                                                    -----------
                                                                                      2,017,500
                                                                                    -----------
Diversified / Conglomerate Service: 3.2%
                    Key3Media Events, Inc.                        Ba3       BB-
   3,000,000        Term Loan, maturing August 3, 2005                                2,992,500
                                                                                    -----------
                                                                                      2,992,500
                                                                                    -----------
Ecological: 5.7%
                    Allied Waste Industries, Inc.                 Ba3        BB
   5,467,119        Term Loan, maturing July 12, 2005                                 5,317,560
                                                                                    -----------
                                                                                      5,317,560
                                                                                    -----------

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

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PORTFOLIO OF INVESTMENTS as of February 28, 2001
--------------------------------------------------------------------------------

                                                                    Bank Loan
                                                                    Ratings+
Principal Amount    Borrower/Tranche Description                Moody's    S&P        Value
----------------    ----------------------------                -------   ------    -----------
Electronics: 3.2%
                    Seagate Technology International              Ba1       BB+
  $3,000,000        Term Loan, maturing November 22, 2006                           $ 2,997,501
                                                                                    -----------
                                                                                      2,997,501
                                                                                    -----------
Farming & Agriculture: 3.2%
                    The Scotts Company                            Ba3        BB
   3,000,000        Term Loan, maturing December 31, 2007                             3,019,689
                                                                                    -----------
                                                                                      3,019,689
                                                                                    -----------
Finance: 1.8%
                    Rent-A-Center, Inc.                           Ba3       BB-
     752,520        Term Loan, maturing Janurary 31, 2006                               746,524
     920,998        Term Loan, maturing Janurary 31, 2007                               913,658
                                                                                    -----------
                                                                                      1,660,182
                                                                                    -----------
Healthcare, Education and Childcare: 7.1%
                    Advance PCS                                   Ba3        BB
   2,000,000        Term Loan, maturing October 3, 2005                               1,988,750

                    Charles River Laboratories                    Ba3       BB-
   2,500,000        Term Loan, maturing September 1, 2007                             2,496,875

                    Community Health Systems, Inc.
   2,230,219        Term Loan, maturing December 31, 2005          B1        B        2,223,051
                                                                                    -----------
                                                                                      6,708,676
                                                                                    -----------
Home and Office Furnishings, Housewares, and Durable Consumer Products: 2.0%
                    Buhrmann NV                                   Ba3       BB-
   1,264,030        Term Loan, maturing October 26, 2005                              1,253,232
     632,015        Term Loan, maturing October 26, 2007                                632,749
                                                                                    -----------
                                                                                      1,885,981
                                                                                    -----------
North American Cable: 9.6%
                    CC VIII Operating, LLC                        Ba3       BB+
   2,000,000        Term Loan, maturing February 2, 2008                              2,002,000

                    Century Cable Holdings, LLC                   Ba3        BB
   2,000,000        Term Loan, maturing December 31, 2009                             2,000,312

                    Charter Communications Operating, LLC         Ba3       BB+
   2,000,000        Term Loan, maturing March 17, 2008                                2,000,938

                    Insight Midwest, LP                           Ba3       BB+
   3,000,000        Term Loan, maturing December 31, 2009                             3,015,750
                                                                                    -----------
                                                                                      9,019,000
                                                                                    -----------
Other Telecommunications: 2.6%
                    Cincinnati Bell, Inc.                         Ba1        NR
   2,500,000        Term Loan, maturing November 9, 2004                              2,484,960
                                                                                    -----------
                                                                                      2,484,960
                                                                                    -----------

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2001
--------------------------------------------------------------------------------

                                                                    Bank Loan
                                                                    Ratings+
Principal Amount    Borrower/Tranche Description                Moody's    S&P        Value
----------------    ----------------------------                -------   ------    -----------
Personal and Nondurable Consumer Products: 2.3%
                    Playtex Products, Inc.                        Ba2       BB
  $2,185,542        Term Loan, maturing September 15, 2003                          $ 2,151,847
                                                                                    -----------
                                                                                      2,151,847
                                                                                    -----------
Printing and Publishing: 2.1%
                    Canwest Media, Inc.                           Ba3       BB-
   1,230,957        Term Loan, maturing May 15, 2008                                  1,233,521
     769,043        Term Loan, maturing May 16, 2009                                    770,645
                                                                                    -----------
                                                                                      2,004,166
                                                                                    -----------
Radio and TV Broadcasting: 3.2%
                    Emmis Communications Corporation              Ba2       B+
   3,000,000        Term Loan, maturing August 30, 2009                               3,016,875
                                                                                    -----------
                                                                                      3,016,875
                                                                                    -----------
Retail Stores: 1.2%
                    CSK Auto, Inc.                                Ba3       BB-
   1,250,000        Term Loan, maturing October 31, 2003                              1,143,125
                                                                                    -----------
                                                                                      1,143,125
                                                                                    -----------
Telecommunication Equipment: 5.8%
                    American Tower, LP                            Ba3       BB        2,986,875
   3,000,000        Term Loan, maturing June 30, 2007

                    Spectrasite Communications, Inc.               B1       B+        2,515,040
   2,500,000        Term Loan, maturing February 22,                                -----------
                    2008                                                              5,501,915
                                                                                    -----------
Textiles and Leather: 2.1%
                    Levi Strauss & Co.                            Ba2       BB+
   2,000,000        Term Loan, maturing August 31, 2003                               2,014,166
                                                                                    -----------
                                                                                      2,014,166
                                                                                    -----------
                    Total Senior Loans -- 86.6%
                    (cost $81,324,545)                                              $81,547,626
                                                                                    -----------
Short-Term Investments
                    Euro-Dollar Time Deposit: 13.0%
                    State Street Bank & Trust Co. Euro-Dollar
                    Time Deposit, 5.00% due 03/01/2001                              $12,204,182
                                                                                    -----------
                    Total Short-Term Investments -- 13.0%
                    (cost $12,204,182)                                              $12,204,182
                                                                                    -----------
Total Investments in Securities (cost $93,528,727)                         99.6%    $93,751,808
Other Assets and Liabilities-Net                                            0.4%        344,321
                                                                          -----     -----------
Net Assets                                                                100.0%    $94,096,129
                                                                          =====     ===========

----------
+ Bank Loans rated below Baa by Moody's Investors Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Senior loans typically bear interest (unless otherwise noted) at rates that float periodically at a margin above LIBOR.
** For federal income tax purposes, which is the same for financial reporting purposes, the cost of investments is $93,528,727 and net unrealized appreciation consists of the following:

          Gross Unrealized Appreciation                     $ 305,115
          Gross Unrealized Depreciaton                        (82,034)
                                                            ---------
          Net Unrealized Appreciation                       $ 223,081
                                                            =========

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

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STATEMENT OF ASSETS AND LIABILITIES as of February 28, 2001
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $81,324,545)              $ 81,547,626
Short-term investments (Cost $12,204,182)                            12,204,182
Receivables:
  Interest                                                              503,553
  Other                                                                   3,139
Prepaid offering costs                                                  120,000
                                                                   ------------
    Total assets                                                     94,378,500
                                                                   ------------
LIABILITIES:
Payable to affiliates                                                    86,273
Accrued expenses                                                        196,098
                                                                   ------------
    Total liabilities                                                   282,371
                                                                   ------------
NET ASSETS                                                         $ 94,096,129
                                                                   ============
Net Asset Value (equivalent to $10.18 per share, based
  on 9,242,684 shares of beneficial interest outstanding)          $      10.18
                                                                   ============
NET ASSETS CONSIST OF:
  Paid in capital for shares of beneficial interest,
    $0.01 Par Value outstanding (Unlimited shares authorized)      $ 93,000,000
  Undistributed net investment income                                   818,690
  Accumulated net realized gain on investments                           54,358
  Net unrealized appreciation of investments                            223,081
                                                                   ------------
    Net Assets                                                     $ 94,096,129
                                                                   ============

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Period December 15, 2000(1) to February 28, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $  1,018,622
Other                                                                    16,098
                                                                   ------------
  Total investment income                                             1,034,720
                                                                   ------------
EXPENSES:
Investment management fees                                               93,224
Administration fees                                                      11,653
Shareholder servicing fees                                               29,133
Reports to shareholders                                                  13,600
Custodian fees                                                           10,000
Organization expense                                                     20,000
Professional fees                                                        17,395
Miscellaneous expense                                                    10,000
Recordkeeping and pricing fees                                            6,200
Registration expense                                                      1,825
Trustees' fees                                                            3,000
                                                                   ------------
  Total expenses                                                        216,030
                                                                   ------------
    Net investment income                                               818,690
                                                                   ------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain on investments                                         54,358
Net change in unrealized appreciation of investments                    223,081
                                                                   ------------
  Net realized and unrealized gain on investments                       277,439
                                                                   ------------
    Net increase in net assets resulting from operations           $  1,096,129
                                                                   ============

----------
(1)  Inception date of the Fund.

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
for the Period December 15, 2000(1) to February 28, 2001
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $    818,690
Net realized gain on investments                                         54,358
Net change in unrealized appreciation on investments                    223,081
                                                                   ------------
Net increase in net assets resulting from operations                  1,096,129
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                        93,000,000
                                                                   ------------
Net increase in net assets                                           94,096,129
NET ASSETS:
Beginning of period                                                          --
                                                                   ------------
End of period (including undistributed net investment
  income of $818,690)                                              $ 94,096,129
                                                                   ============
SUMMARY OF COMMON SHARE TRANSACTIONS:
Shares issued                                                         9,242,684
                                                                   ============

----------
(1)  Inception date of the Fund.

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Period December 15, 2000(1) to February 28, 2001
--------------------------------------------------------------------------------

INCREASE (DECREASE) in Cash
Cash Flows From Operating Activities:
  Interest received ...........................................    $    473,244
  Other income received .......................................          12,959
  Operating expenses paid .....................................         (53,659)
  Purchases of portfolio securities ...........................     (87,901,105)
  Purchases of short-term investments .........................     (12,204,182)
  Proceeds from disposition of portfolio securities ...........       6,672,743
                                                                   ------------
    Net cash used for operating activities ....................     (93,000,000)
                                                                   ------------
Cash Flows From Financing Activities:
  Proceeds from common shares offerings .......................      93,000,000
                                                                   ------------
    Cash provided by financing activities .....................      93,000,000
                                                                   ------------
  Net change in cash ..........................................              --
  Cash at beginning of period .................................              --
                                                                   ------------
  Cash at end of period .......................................    $         --
                                                                   ============
Reconciliation Of Net Increase In Net Assets Resulting From
  Operations To Net Cash Used for Operating Activities:
Net increase in net assets resulting from operations .........     $  1,096,129
                                                                   ------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
  Increase in investments in securities .......................     (81,547,626)
  Increase in investments in short-term investments ...........     (12,204,182)
  Increase in interest receivable .............................        (503,553)
  Increase in other receivables ...............................          (3,139)
  Increase in accrued expenses ................................         162,371
                                                                   ------------
  Total adjustments ...........................................     (94,096,129)
                                                                   ------------
    Net cash used for operating activities ....................    $(93,000,000)
                                                                   ============

----------
(1)  Inception date of the Fund.

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS for the Period December 15, 2000(2) to February 28, 2001
--------------------------------------------------------------------------------

Per Share Operating Performance:
Net asset value, beginning of period                                    $ 10.00
Net investment income                                                      0.09
Net realized and unrealized gain on investments                            0.09
                                                                        -------
Increase in net asset value from investment operations                     0.18
                                                                        -------
Net asset value, end of period(4)                                       $ 10.18
                                                                        =======
Total return(3)                                                            1.80%
Ratios/Supplemental Data:
Net Assets, end of period (000's)                                       $94,096
Ratio of expenses to average net assets(1)                                 1.85%
Ratio of net investment income to average net assets(1)                    7.00%
Portfolio turnover rate                                                      11%
Shares outstanding at end of period (000's)                               9,243

----------
(1)  Annualized.
(2)  Inception date of the Fund.
(3) Total return information for periods of less than one year is not annualized.
(4) Market value is deemed equal to net asset value as of the end of the period.

                 See Accompanying Notes to Financial Statements

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2001
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Pilgrim Senior Income Fund (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a continuously-offered, diversified, closed-end, investment management company. During the period December 15, 2000 through February 28, 2001, the Fund issued 9,242,624 common shares of beneficial interest, $0.01 par value, to ING America Insurance Holdings, Inc., the parent company of the Fund's manager, ING Pilgrim Investments, LLC (the "Investment Manager") in exchange for $93,000,000. As of February 28, 2001 ING America Insurance Holdings, Inc. remained the only shareholder in the Fund. The Fund invests at least 80% of its assets in senior loans which are exempt from registration under the Securities Act of 1933 (the "'33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (LIBOR) and other short term rates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. Senior Loan and Other Security Valuation. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a "proxy" for changes in value. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the "proxy" procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the "proxy" procedure described above.

     The Investment Manager may believe that the price for a loan derived from market quotations or the "proxy" procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Short-term investments are carried at amortized cost.

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2001
--------------------------------------------------------------------------------

B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions and Revenue Recognition. Loans are booked on a settlement basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are determined by the effective yield method over the shorter of 2.5 years or the actual term of the loan. Arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of 2.5 years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-date. The Fund declares and goes ex-dividend daily and pays dividends monthly for net investment income. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles for items such as the treatment of short term capital gains. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

E. Organization Expenses. Costs incurred with the organization of the Fund were expensed as incurred.

F. Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2001
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENTS

For the period December 15, 2000 to February 28, 2001, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $87,901,105 and $6,672,743 respectively. At February 28, 2001, the Fund held senior loans valued at $81,547,626 representing 87.0% of its total investments. The market value of these assets is established as set forth in Note 1.

The senior loans acquired by the Fund may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Fund acquires a participation in a co-lender's interest in a loan and the Fund does not have privity with or direct recourse against the corporate issuer. Accordingly, the Fund may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired.

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Fund has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Pilgrim Group, LLC ("Pilgrim Group"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares) ("Managed Assets").

The Fund has also entered into an Administration Agreement with Pilgrim Group (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 4 -- SHAREHOLDER SERVICING FEES

The Fund entered into a Service Agreement with ING Pilgrim Securities, Inc. ("Pilgrim Securities") whereby Pilgrim Securities will act as a Shareholder Service Agent for the Fund. Pilgrim Securities is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Fund's average daily net assets.

NOTE 5 -- COMMITMENTS

As of February 28, 2001, the Fund had an unfunded loan commitment in the amount of $1,276,873 pursuant to the terms of a loan agreement with Airgate PCS.

                           Pilgrim Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2001
--------------------------------------------------------------------------------

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank, Kansas City ("SSBKC") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSBKC may be reduced by earnings credits based on the cash balances held by SSBKC for the Fund.

There were no earning credits for the period December 15, 2000 to February 28, 2001.

NOTE 7 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of February 28, 2001, the Fund did not hold any subordinated loans or unsecured loans.

NOTE 8 -- SUBSEQUENT EVENTS

Subsequent to February 28, 2001, the Fund declared the following dividends:

Per Share Amount    Type    Declaration Date     Record Date       Payable Date
----------------    ----    ----------------     -----------       ------------
  $0.066388 (A)      NII     March 13, 2001     March 13, 2001    March 16, 2001
  $0.004635 (A)     STCG     March 13, 2001     March 13, 2001    March 16, 2001
  $0.021100 (B)      NII     March 14, 2001     March 14, 2001     April 4, 2001
  $0.001800          NII         Daily              Daily          April 4, 2001

NII -- Net investment income
STCG -- Short-term capital gain
(A)  Dividend covers period from December 15, 2000 to February 28, 2001.
(B)  Dividend covers period from March 1, 2001 to March 14, 2001.

Management of the Fund intends to file in April 2001 a registration statement on Form N-2 under the '33 Act to offer for sale of Classes A, B, C and Q Common Shares of the Fund to the public. Shares existing at February 28, 2001 are designated as Class Q Common Shares. Offering costs associated with the registration have been deferred and will be amortized over a twelve month period following the initial sale of shares. On the last business day immediately prior to the effective date of this registration statement, Management of the Fund intends to effectuate a reverse stock split as necessary to achieve a net asset value of $15.00 per share for Fund's existing shares as of the effective date of the registration statement.

INVESTMENT MANAGER

ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR

ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS

Call Pilgrim Senior Income Fund
1-800-336-3436

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

Pilgrim Senior Income Fund
c/o ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc. at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

                              PSIFANN022801-032701